Note 43 - Condensed Statement of Cash Flows (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Cash Flows (Deutsche Bank Parent) [Line Items]
Net cash provided by (used in) operating activities	€ (29,917)	€ 5,231	€ 5,522
Cash flows from investing activities, Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income	17,261	14,245	13,307
Maturities of financial assets at fair value through other comprehensive income	14,788	13,769	15,847
Sale of debt securities held to collect at amortized cost	20		0
Maturities of debt securities held to collect at amortized cost	6,435	6,702	5,585
Sale of investments in associates	0	20	117
Sale of property and equipment	17	28	7
Purchase of [Abstract]
Purchase of financial assets at fair value through other comprehensive income	(35,559)	(32,017)	(34,484)
Debt Securities held to collect at amortized cost	(5,110)	(3,920)	(15,780)
Investments in associates	(57)	(60)	(97)
Property and equipment	(377)	(327)	(237)
Net change in investments in subsidiaries	(495)	(35)	622
Other, net	(1,303)	(1,199)	(1,066)
Net cash provided by (used in) investing activities	(4,379)	(2,794)	(16,180)
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt	3	1,396	2,672
Repayments and extinguishments of subordinated long-term debt	(114)	(1,407)	(42)
Issuances of trust preferred securities	0	0	0
Principal portion of lease payments	(413)	(395)	(445)
Repayments and extinguishments of trust preferred securities	0	0	0
Common shares issued	0	0	0
Purchases of treasury shares, Cash Flows	(1,126)	(857)	(695)
Sale of treasury shares	0	395	0
Additional Equity Components (AT1) issued	3,000	0	2,000
Additional Equity Components (AT1) repaid	0	0	(1,750)
Purchases of Additional Equity Components (AT1)	(3,341)	(356)	(759)
Sale of Additional Equity Components (AT1)	3,316	415	785
Coupon on additional equity components, pre tax	(574)	(498)	(479)
Cash dividends paid	(883)	(610)	(406)
Net cash provided by (used in) financing activities	(131)	(1,918)	879
Net effect of exchange rate changes on cash and cash equivalents	1,967	(791)		€ 2,378
Net increase (decrease) in cash and cash equivalents	(32,460)	(273)	(7,400)
Cash and cash equivalents at beginning of period	137,068	137,341	144,741
Cash and cash equivalents at end of period	104,608	137,068	137,341	144,741
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net	738	196	464
Interest paid	31,629	24,360	8,736
Interest received	41,863	38,161	19,415
Dividend received	2,754	2,053	1,391
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)	98,417	132,547	131,763
Interbank balances (w/o central banks) (not included: time deposits with banks)	6,191	4,521	5,578
Cash and cash equivalents	€ 104,608	€ 137,068	€ 137,341	€ 144,741